Balance Sheet Details - Summary of Accrued Short-term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Salaries and benefits	$ 2,545	$ 2,723
Restructuring liabilities	485	442
Pennsylvania grant liability	65	1,000
Royalties and revenue sharing	146	643
Income & other taxes payable	56	205
Interest payable	97
Marketing expenses, rebates, and other	109	51
Total accrued short-term liabilities	$ 3,503	$ 5,064